MFC Bancorp and its Significant Subsidiaries (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) subsidaries	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of information about consolidated structured entities [abstract]
Proportion of voting rights held in subsidiary	50.00%
Percentage of proportional beneficial interest in MFC (A) Ltd. and MFC (B) Ltd	99.72%
Proportion of voting rights held by non-controlling interests	0.04%
Proportion of ownership interest in subsidiary	0.46%
Recognition of a pre-tax gain	$ 25,740
Recognition of deferred tax expense	7,204
Reclassification of cumulative currency translation adjustment loss (gain)	672	$ (11,306)	$ (560)
Recognition of a long-term liability	3,645
Recognition of non-controlling interests	6,441
Adjustment to deficit under equity	$ 6,284
Number of subsidiaries | subsidaries	2
Total consideration of disposition of subsidiary
Maximum percentage of ownership of each subsidiary to exercise rights of non controlling interest	0.50%
Gain from disposition of subsidiary	$ 25,740	57	3,590
Loss on the dispositions of the subsidiaries		$ 10,276	$ 1,005
Gains on deconsolidation of subsidiaries	$ 25,771